Finance Lease (Tables)	3 Months Ended
Mar. 31, 2022
Finance Lease
Schedule of outstanding principal balances on finance lease facility

	As at
In thousands of U.S. Dollars	March 31, 2022	December 31, 2021
Japanese Leases No.1 and 2	20,480	21,677
Japanese Lease No.3	10,162	10,747
CMBFL Leases No.1 to 4	63,394	65,187
Ocean Yield ASA	48,987	50,320
Japanese Lease No.4	19,379	19,942
China Huarong Leases	36,254	37,385
CMBFL / Shandong	64,221	65,625
Finance lease obligations	262,877	270,883
Amounts representing interest and deferred finance fees	(41,560)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	221,317	226,455
Current portion of finance lease obligations	44,930	21,783
Current portion of deferred finance fees	(629)	(699)
Non-current portion of finance lease obligations	179,131	207,592
Non-current portion of deferred finance fees	(2,115)	(2,221)
Total finance lease obligations, net of deferred finance fees	221,317	226,455

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
In thousands of U.S. Dollars	March 31, 2022
2022	49,355
2023	24,528
2024	23,888
2025	81,557
2026	12,550
2027 - 2030	70,999
Finance lease obligations	262,877
Amounts representing interest and deferred finance fees	(41,560)
Finance lease obligations, net of interest and deferred finance fees	221,317